Result from insurance activities, before expenses - Summary of net claims and benefits incurred for life insurance contracts and others explanatory (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2023 PEN (S/)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ (917,346)
Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(943,884)
Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	26,538
Non-life insurance contracts [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(27,680)
Non-life insurance contracts [member] | Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(27,691)
Non-life insurance contracts [member] | Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	11
Annuities [Member] | Life Insurance Contract [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(687,208)
Annuities [Member] | Life Insurance Contract [member] | Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(687,208)
Annuities [Member] | Life Insurance Contract [member] | Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	0
Group Life [Member] | Life Insurance Contract [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(113,086)
Group Life [Member] | Life Insurance Contract [member] | Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(124,308)
Group Life [Member] | Life Insurance Contract [member] | Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	11,222
Individual Life [Member] | Life Insurance Contract [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(28,260)
Individual Life [Member] | Life Insurance Contract [member] | Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(37,049)
Individual Life [Member] | Life Insurance Contract [member] | Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	8,789
Retirement (disability and survival) [Member] | Life Insurance Contract [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(46,584)
Retirement (disability and survival) [Member] | Life Insurance Contract [member] | Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(53,089)
Retirement (disability and survival) [Member] | Life Insurance Contract [member] | Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	6,505
Other [Member] | Life Insurance Contract [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(14,528)
Other [Member] | Life Insurance Contract [member] | Gross claims and benefit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	(14,539)
Other [Member] | Life Insurance Contract [member] | Ceded claims and benefits [member
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Claims and benefits paid, net of reinsurance recoveries	S/ 11